As filed with the Securities and Exchange Commission
                                on November 25, 1998
                       Registration No. 33-33144; 811-6030

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]

                              Post-Effective Amendment No. 23                [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                                 Amendment No. 24                            [X]

                        (Check appropriate box or boxes)
                             ------------------------
                            THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
           Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
           Marco E. Adelfio, Esq.                     Kramer, Levin, Naftalis
           Morrison & Foerster LLP                    & Frankel
           2000 Pennsylvania Ave., N.W., Suite 5500   919 Third Avenue
           Washington, D.C.  20006                    New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to Rule 485(b); or [ ] on (date) pursuant to Rule 485(b), or

[X] 60 days after filing pursuant to Rule 485(a), or [ ] on (date) pursuant to Rule 485(a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2) [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

              This Post-Effective Amendment No. 23 to the Registration Statement of The Capitol Mutual Funds (d/b/a/ Nations Institutional Reserves) (the "Trust") is provided in order to register four new shell classes to the five portfolios.

              Part B filed pursuant to Rule 485(b) in Post-Effective Amendment No. 22, dated August 27, 1998, is incorporated by reference herein.

                            THE CAPITOL MUTUAL FUNDS
                      D/B/A NATIONS INSTITUTIONAL RESERVES
                              CROSS REFERENCE SHEET

PART A
Item No.                                                Prospectus
--------                                                ----------

1.   Cover Page...................................      Cover Page

2.   Synopsis.....................................      Expenses Summary

3.   Condensed Financial Information..............      Financial Highlights; How
                                                        Performance Is Shown

  4.   General Description of Registrant..........      Cover Page; Objectives;
                                                        How Objectives Are
                                                        Pursued; Organization And
                                                        History


5.   Management of the Fund.......................      How The Funds Are Managed

5A.  Management's Discussion of Fund Performance                 *

6.   Capital Stock and Other Securities...........      How To Buy Shares; How
                                                        The Funds Value Their
                                                        Shares; How Dividends And
                                                        Distributions Are Made;
                                                        Tax Information

7.   Purchase of Securities Being Offered.........      Cover Page; How To Buy
                                                        Shares

8.   Redemption or Repurchase.....................      How To Redeem Shares; How
                                                        To Exchange Shares

9.   Legal Proceedings............................      Organization And History

  PART B Item No.
  --------

10.  Cover Page...................................      Cover Page

                                       1

* Not Applicable
11.   Table of Contents...........................      Table of Contents

12.   General Information and History.............      The Trust

13.   Investment Objectives and Policies..........      Description of Permitted
                                                        Investments; Investment
                                                        Limitations; Securities
                                                        Lending

14.   Management of the Registrant................      Trustees and Officers

15.   Control Persons and Principal Holders of
         Securities...............................      5% Shareholders

16.   Investment Advisory and Other Services......      The Adviser; The
                                                        Administrator and
                                                        Co-Administrator;
                                                        Distribution and
                                                        Shareholder Servicing
                                                        Plans; and Custodian and
                                                        Transfer Agent

17.   Brokerage Allocation .......................      Portfolio Transactions

18.   Capital Stock and Other Securities..........      Description of Shares

19.   Purchase, Redemption and Pricing of Securities
         being Offered............................      Net Asset-Value --
                                                        Purchases and
                                                        Redemptions; Distributor

20.   Tax Status..................................      Taxes

19.   Underwriters................................      Distribution and
                                                        Shareholder Servicing
                                                        Plans

20.   Calculation of Performance Data.............      Performance Information

21.   Financial Statements........................      Experts and Financial
                                                        Information

  PART C Item No.
  ---------------

  Information required to be in Part C is set forth under the appropriate Item, so numbered, in Part C of this document.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed wit the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

PRELIMINARY PROSPECTUS SUBJECT
TO COMPLETION DATED NOVEMBER , 1998


Prospectus


Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Daily Class Shares of the following diversified money market funds (each, a "Fund" and collectively the "Funds"): NATIONS CASH RESERVES, NATIONS MONEY MARKET RESERVES, NATIONS TREASURY RESERVES, NATIONS GOVERNMENT RESERVES AND NATIONS MUNICIPAL RESERVES.

The Trust's Daily Class Shares are offered to Retail investors that meet the $1,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF EACH FUND TO USE ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Daily Class Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Trust is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by writing or calling the Trust at the address or telephone number shown below. The SAI for the Trust, dated September 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http:// www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require. For additional information, see "How The Funds Are Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK OR BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Cash Reserves
Nations Money Market Reserves
Nations Treasury Reserves
Nations Government Reserves
Nations Municipal Reserves


Daily Class Shares
       , 1999


For Fund information call:
1-800-626-2275


Nations Institutional Reserves
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

[logo]


CAPITAL 9/98

                                                              Table Of Contents


                          Prospectus Summary                                  3
                          -----------------------------------------------------

About The                 Expenses Summary                                    4
    Funds                 -----------------------------------------------------

                          Objectives                                          5
                          -----------------------------------------------------

                          How Objectives Are Pursued                          5
                          -----------------------------------------------------

                          General Investment Policies                         8
                          -----------------------------------------------------

                          How Performance Is Shown                           10
                          -----------------------------------------------------

                          How The Funds Are Managed                          10
                          -----------------------------------------------------

                          Organization And History                           13
                          -----------------------------------------------------



                          How To Buy Shares                                  14
                          -----------------------------------------------------

About Your                How To Redeem Shares                               15
Investment                -----------------------------------------------------

                          How To Exchange Shares                             15
                          -----------------------------------------------------

                          Shareholder Servicing And Distribution Plans       16
                          -----------------------------------------------------

                          How The Funds Value Their Shares                   17
                          -----------------------------------------------------

                    How Dividends And Distributions Are Made;
                               Tax Information 17
                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 19
                          -----------------------------------------------------

                          Appendix B -- Description Of Ratings               26
                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

  Prospectus Summary

o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

 o Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Money Market Reserves' investment objective is to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

 o Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. For a discussion of these and other factors, see "General Investment Policies -- Restraints on Investments by Money Market Funds" and "Appendix A."

o MINIMUM PURCHASE: The minimum initial investment in Daily Class Shares is $1,000.

     Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize operating expenses for the Daily Class Shares of the Funds. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


Annual Operating Expenses
(as a percentage of average net assets)


                                     Nations
                                Nations     Money      Nations     Nations      Nations
                                 Cash      Market     Treasury   Government   Municipal
                               Reserves   Reserves    Reserves    Reserves    Reserves
Advisory Fees                .10%        .10%       .10%        .10%         .10%
Rule 12b-1 Fees              .35%        .35%       .35%        .35%         .35%
Shareholder Servicing Fees   .25%        .25%       .25%        .25%         .25%
Other Expenses               .10%        .10%       .10%        .10%         .10%
Total Operating Expenses     .80%        .80%       .80%        .80%         .10%

Examples: You would pay the following expenses on a $1,000 investment in the Daily Class Shares of the indicated Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period.



                                   1 Year   3 Years     5 Years   10 Years
Nations Cash Reserves               $8       $26        $44        $99
Nations Money Market Reserves       $8       $26        $44        $99
Nations Treasury Reserves           $8       $26        $44        $99
Nations Government Reserves         $8       $26        $44        $99
Nations Municipal Reserves          $8       $26        $44        $99

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in Daily Class Shares would bear either directly or indirectly. The figures contained in the above tables are based on estimates. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Daily Class Shares. The Trust also offers Liquidity Class, Adviser Class, Market Class, Capital Class, Trust Class, Investor Class, Service Class, Primary A, Primary B, Investor A, Investor B, Investor C and Seafirst Class Shares of the Funds. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed."

FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

Absent fee waivers "Advisory Fees", "Other Expenses" and "Total Operating Expenses" for the Daily class of the indicated Fund would have been as follows; Nations Cash Reserves .15%, .13%, and .88% respectively; Nations Money Market Reserves .15%, .18%, and .93% respectively; Nations Treasury Reserves .15%,
 .14%, and .89% respectively; Nations Government Reserves .15%, .14%, and
 .89% respectively; and Nations Municipal Reserves .15%, .15%, and .90% respectively.

     Objectives

Each Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.

Nations Cash Reserves: Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Money Market Reserves: Nations Money Market Reserves' investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

Nations Treasury Reserves: Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Government Reserves: Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Municipal Reserves: Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.

  How Objectives Are Pursued

Nations Cash Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; (v) instruments eligible for acquisition by Nations Government Reserves (see below); and (vi) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

The Fund reserves the right to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash.

Nations Cash Reserves is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Money Market Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; and
(v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. Government Obligations, repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."

This Fund is rated by a nationally recognized statistical rating organization (an "NRSRO") in the highest rating category for money market mutual funds. To maintain this rating, the Fund must invest strictly in Prime-1 rated issues.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."

Nations Treasury Reserves

In pursuing its investment objective, the Fund will invest in direct obligations issued by the U.S. Treasury, STRIPS, and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, and may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Fund must meet criteria established by Standard & Poor's Corporation ("S&P")(1)

Nations Treasury Reserves is listed on the National Association of Insurance Commissioners' Approved List of Exempt Money Market Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Government Reserves

In pursuing its investment objective, the Fund will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in U.S. Government Obligations and repurchase agreements and reverse repurchase agreements secured by such obligations.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Municipal Reserves

In pursuing its investment objective, the Fund will invest in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). At least 80% of the Fund's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.

The Fund invests in Municipal Securities that are determined to present minimal credit risks and

---------------------
(1) "Standard and Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

that at the time of purchase, are considered to be of "high quality" -- E.G., having a long-term rating of "A" or higher from Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), S&P, Thomson BankWatch, Inc. ("BankWatch") or Moody's Investors Services, Inc. ("Moody's") in the case of certain bonds which are lacking a short-term rating from the requisite number of NRSROs; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, and BankWatch are each an NRSRO. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B".

The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the SAI.

The Adviser has discretion to invest up to 20% of the Fund's assets in taxable money market instruments (consisting of U.S. Government Obligations and repurchase agreements) and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. However, the Fund generally intends to be fully invested in Federally tax-exempt securities.

The Fund may hold cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates represent-ing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities(as defined below). For more information concerning the Fund's investments, see "Appendix A."


  General Investment Policies

For a description of the Funds' permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

Each Fund except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

Restraints on Investments by Money Market Funds: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally (except for Nations Municipal Reserves), no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


The Funds may not:

1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's assets. Securities purchased by Nations Money Market Reserves that are subject to certain unconditional demand features are subject to different diversification requirements as described in the SAI.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in U.S. Government Obligations; (b) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments; and (c) with certain limited exceptions with respect to Nations Money Market Reserves.

3. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and
(c) each Fund except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.

4. Nations Money Market Reserves may not borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.

The foregoing percentages will apply at the time of the purchase of a security.

The investment objective and certain investment policies of each Fund are fundamental policies of each Fund. It is also a fundamental policy of each Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Funds will be able to maintain a constant net asset value of $1.00 per share.

Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

     How Performance Is Shown

From time to time, the Funds may advertise the "yield" and "effective yield" of a class of shares and Nations Municipal Reserves also may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares of a Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class of shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The "tax-equivalent yield" of each class of shares of Nations Municipal Reserves shows the level of taxable yield which, after payment of Federal income tax in respect of such yield, equals the class's yield. The tax-equivalent yield of a class of shares will always be higher than its yield.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield.

In addition to Daily Class Shares, the Funds offer Liquidity Class, Adviser Class, Market Class, Capital Class, Trust Class, Investor Class, Service Class, Primary A, Primary B, Investor A, Investor B, Investor C and Seafirst Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


  How The Funds Are Managed

The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.

As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.

The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of BankAmerica Corporation, a bank holding company organized as a Delaware corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Funds, if the Adviser believes that the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .30% of the average daily net assets of each Fund.

For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of each Fund.

NBAI, TradeStreet and the administrator and the co-administrator of the Funds have voluntarily agreed to waive their fees (and reimburse the Funds for certain expenses) in order to limit the total annualized operating expenses of the Daily Class Shares of the Funds (as a percentage of average daily net assets) to .20%.

NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .15%; Nations Treasury Reserves -- .14%; Nations Government Reserves -- .14%; and Nations Municipal Reserves -- .12%.

For the fiscal year ended April 30, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .033%; Nations Treasury Reserves -- .033%; Nations Government Reserves -- .033%; and Nations Municipal Reserves -- .033%.

For the fiscal period from December 1, 1997 to May 15, 1998, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, fees at the rate of .10% of the Nations Money Market Reserves' average daily net assets (formerly called the Emerald Prime Advantage Institutional Fund.)

The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves and Nations Government Reserves.

The Tax-Exempt Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Reserves.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contem-plated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, and NBAI, serve as co-administrators of Nations Funds pursuant to co-administration agreements. Pursuant to the terms of the co-administration agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds. Pursuant to the terms of the co-administration agreements, NBAI provides various administrative and accounting services to the Funds, including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds. Stephens and NBAI are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.

The Bank of New York ("BNY"), located at 90 Washington Street, New York, New York 10286 serves as sub-administrator for the Funds pursuant to a sub-administration agreements. Pursuant to the terms of the sub-administration agreements, BNY assists NBAI in performing certain administrative and accounting services. For providing such services, BNY is entitled to receive a fee from NBAI at the rate of: 1 1/4 basis point per annum of the average net assets of each Fund up to $3 billion; 1 basis point on the next $3 billion; 1/2 of one basis point on the next $4 billion; and 1/4 of one basis point on the excess.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid their administrators combined fees, at the indicated rate of the following Funds' average daily net assets: Nations Cash Reserves -- .01%; Nations Treasury Reserves -- .01%; Nations Government Reserves -- .01%; and Nations Municipal Reserves -- .01%.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. No compensation is paid to Stephens for distribution services for the Capital Class Shares.

The Adviser may also pay out of its own assets amounts to Stephens and other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation, including trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

BNY (the "Custodian") provides custodial services for the assets of all Nations Funds. In return for providing custodial services to the Nations Funds Family, BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

First Data Investor Services Group, Inc. ("First Data") serves as transfer agent (the "Transfer Agent") for each Fund's shares.

PricewaterhouseCoopers LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and NBAI; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or NBAI under their respective agreements with Nations Funds; and any extraordinary expenses. Daily Class Shares may bear certain class specific expenses. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.


  Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Institutional Reserves: Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Fund is a series of the Trust. Except for differences between classes of a Fund pertaining to distribution and shareholder servicing arrangements, each share of each Fund represents an equal proportionate interest in that Fund. This Prospectus relates only to the Daily Class Shares of the following Funds of Nations Institutional Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.

To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

As of        , 1999, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank, Bank of America and their affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment

  How To Buy Shares

Daily Class Shares are offered to retail investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Daily Class Shares is $1,000.

The Funds reserve the right, in their discretion, to make Daily Class Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens, the Transfer Agent or their respective agents. A purchase order must be received by Stephens, the Transfer Agent or their respective agents by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled.

The purchase price is the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent or their respective agents. The agents are responsible for transmitting orders for purchases of Daily Class Shares by their customers and delivering required funds on a timely basis. Stephens is also responsible for transmitting orders its receives to Nations Funds.

Systematic Investment Plan: Under the Funds' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Daily Class Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent or Nations Funds.

Telephone Transactions: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholder may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


  How To Redeem Shares

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by Stephens, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens, the Transfer Agent or their respective agents. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a taxable capital gain or loss for Federal income tax purposes.

The Trust may redeem an investor's account upon 30 day's written notice if the balance in the investor's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customers. The Trust also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

Prior to effecting a redemption of Daily Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of a Fund if the value of the Daily Class Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Daily Class Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.

     How To Exchange Shares

The exchange feature enables a shareholder of Daily Class Shares of a Fund to acquire Daily Class Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Daily Class Shares for Daily Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. For Federal income tax purposes, an exchange will be treated in the same manner as a redemption of shares.

The Daily Class Shares exchanged must have a current value of at least $1,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.


     Shareholder Servicing And Distribution Plans

Shareholder Servicing Plan: The Fund's shareholder servicing plan ("Servicing Plan") permits each Fund to compensate Servicing Agents for certain shareholder support services that are provided by the Servicing Agents to their Customers that own Daily Shares. Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees or the Board of Directors, provided that the annual rate may not exceed .25% of the average daily net asset value of a Fund's Daily Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of Customers; providing sales information periodically to Customers, including information showing their positions in Daily Shares; providing sub-accounting with respect to Daily Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Daily Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Fund's Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors also have approved a Distribution Plan with respect to Daily Shares of the Funds. Pursuant to the Distribution Plan, each Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of Daily Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees or Board of Directors provided that the annual rate may not exceed .35% of the average daily net asset value of a Fund's Daily Shares. Payments to Stephens pursuant to the Distribution Plan will be used primarily to compensate or reimburse Stephens for distribution services provided by Stephens and related expenses incurred by Stephens, including payments by Stephens to compensate or reimburse Selling Agents for sales support services provided, and related expenses incurred by, such Selling Agents.

Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Fund's Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.

Nations Funds understands that Selling Agents and/or Servicing Agents may charge fees to their Customers who are the owners of Daily Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Shareholder Servicing Agreement with Nations Funds. The Sales Support Agreements and Shareholder Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agents by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers of Agents should read this Prospectus in light of the terms governing their accounts with their Agents.

The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens may also, from time to time, pay additional consideration to Agents not to exceed .50% of the offering price per share on all sales of Daily Shares to retirement plans as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan. Any such additional consideration or incentive program may be terminated at any time by Stephens.

Stephens has also established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

     How The Funds Value Their Shares

The net asset value of a share of each class is calculated by dividing the total value of its respective assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The assets of each Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.


     How Dividends And Distributions Are Made; Tax Information

Dividends and Distributions: The net income of each Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on the day of declaration. Dividends are paid by each Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.

The amount of dividends payable on Daily Class Shares will be more than the dividends payable on Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

Tax Information: Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its net investment income each taxable year. Except as provided below, distributions from a Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net capital gains are designated as capital gain distributions and will be taxable to the Fund's shareholders as long-term capital gains. Noncorporate shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether a Fund's shareholder takes such distributions in cash or has them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by January 31 of the following year will be taxable as if they were paid by December 31.

Interest on U.S. Government Obligations is exempt from state individual income taxes when such obligations are held directly. To the extent distributions of a Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state individual income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state individual income taxation. Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations

Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from a Fund is exempt from income tax in their particular states.

Dividends distributed from Nations Municipal Reserves' net investment income attributable to its tax-exempt securities will not be subject to Federal income tax in the hands of its shareholders. However, such distributions may be subject to the Federal alternative minimum tax, and, to the extent that Nations Municipal Reserves earns taxable income or realizes long-term capital gains, distributions to shareholders from such sources will be subject to Federal income tax. See "Taxes -- Additional Considerations for Nations Municipal Reserves" in the SAI. Distributions of net investment income by Nations Municipal Reserves may be subject to state and local income taxes, even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations, which, if realized directly by shareholders, would be exempt from such income taxes.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding taxes. See "Taxes -- Backup Withholding" in the SAI.

The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.


  Appendix A  --  Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.

Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Cash Reserves and Nations Money Market Reserves generally limit investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.

Nations Cash Reserves and Nations Money Market Reserves may invest up to 100% of their assets in obligations issued by banks. Nations Cash Reserves and Nations Money Market Reserves may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BONY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Municipal Reserves) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Currently, Nations Treasury Reserves has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.

Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Cash Reserves and Nations Money Market Reserves will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

Foreign Securities: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the diffi-culty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers that, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Cash Reserves and Nations Money Market Reserves may be subject to this limitation.

If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality", a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees. Nations Municipal Reserves may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the unique risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Short-Term Trust Obligations: Nations Cash Reserves and Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle a Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by a Fund must satisfy the quality and maturity requirements generally applicable to the Funds pursuant to Rule 2a-7 under the 1940 Act.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mort-gage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued, Delayed Delivery And Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

     Appendix B  --  Description Of Ratings

The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

       AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

       A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

       SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                      (This Page Left Blank Intentionally)

(A redherring appears on the left hand side of the page, rotated 90 degrees.)

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

PRELIMINARY PROSPECTUS SUBJECT
TO COMPLETION DATED NOVEMBER , 1998







Prospectus
Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Investor Class Shares of the following diversified money market funds (each, a "Fund" and collectively the "Funds"): NATIONS CASH RESERVES, NATIONS MONEY MARKET RESERVES, NATIONS TREASURY RESERVES, NATIONS GOVERNMENT RESERVES AND NATIONS MUNICIPAL RESERVES.

The Trust's Investor Class Shares are offered to investors that meet the $25,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), Bank of America National Trust and Savings Association ("Bank of America"), their affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF EACH FUND TO USE ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Investor Class Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Trust is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by writing or calling the Trust at the address or telephone number shown below. The SAI for the Trust dated ______________, 1999, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require. For additional information, see "How The Funds Are Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK OR BANK OF AMERICA OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Cash Reserves
Nations Money Market Reserves
Nations Treasury Reserves
Nations Government Reserves
Nations Municipal Reserves


Investor Class Shares
       , 1999

For Fund information call:
1-800-626-2275



Nations Institutional Reserves
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

[LOGO]




INVESTOR 9/98

                                                              Table Of Contents
                          Prospectus Summary                                  3
                          -----------------------------------------------------
About The Funds
                          Expenses Summary                                    4
                          -----------------------------------------------------

                          Objectives                                          5
                          -----------------------------------------------------

                          How Objectives Are Pursued                          6
                          -----------------------------------------------------

                          General Investment Policies                         8
                          -----------------------------------------------------

                          How Performance Is Shown                           10
                          -----------------------------------------------------

                          How The Funds Are Managed                          11
                          -----------------------------------------------------

                          Organization And History                           14
                          -----------------------------------------------------

About Your Investment     How To Buy Shares                                  15
                          -----------------------------------------------------


                          How To Redeem Shares                               16
                          -----------------------------------------------------

                          How To Exchange Shares                             16
                          -----------------------------------------------------

                          Distribution and Shareholder Servicing Plans       17
                          -----------------------------------------------------

                          How The Funds Value Their Shares                   18
                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;
                          Tax Information                                    18
                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 19
                          -----------------------------------------------------

                          Appendix B -- Description Of Ratings               26
                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds


  Prospectus Summary
o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

 o Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Money Market Reserves' investment objective is to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

 o Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. For a discussion of these and other factors, see "General Investments and Policies -- Restraints on Investments by Money Market Funds" and "Appendix A."

o MINIMUM PURCHASE: The minimum initial investment in Investor Class Shares is $25,000.

     Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize operating expenses for the Investor Class Shares of the Funds. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


Annual Operating Expenses
(as a percentage of average net assets)


                                               Nations
                                                Money      Nations     Nations      Nations
                                  Nations      Market     Treasury   Government   Municipal
                              Cash Reserves   Reserves    Reserves    Reserves    Reserves
Advisory Fees                .10%            .10%       .10%        .10%         .10%
Rule 12b-1 Fees              .10%            .10%       .10%        .10%         .10%
Shareholder Servicing Fees   .25%            .25%       .25%        .25%         .25%
Other Expenses               .10%            .10%       .10%        .10%         .10%
Total Operating Expenses     .55%            .55%       .55%        .55%         .55%

Examples: You would pay the following expenses on a $1,000 investment in the Investor Class Shares of the indicated Fund assuming (1) a 5% annual return and
(2) redemption at the end of each time period.



                                   1 Year   3 Years     5 Years   10 Years
Nations Cash Reserves               $6       $18        $31        $69
Nations Money Market Reserves       $6       $18        $31        $69
Nations Treasury Reserves           $6       $18        $31        $69
Nations Government Reserves         $6       $18        $31        $69
Nations Municipal Reserves          $6       $18        $31        $69

Absent fee waivers "Advisory Fees", "Other Expenses" and "Total Operating Expenses" for the Investor class of the indicated fund would have been as follows; Nations Cash Reserves .15%, .13% and .63% respectively; Nations Money Market Reserves .15%, .18%, and .68% respectively; Nations Treasury Reserves .15%, .14%, and .64% respectively; Nations Government Reserves .15%,
 .14%, and .64% respectively; and Nations Municipal Reserves .15%, .15% and .65% respectively.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in Investor Class Shares would bear either directly or indirectly. The figures contained in the above tables are based on estimates. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Investor Class Shares. The Funds also offer Capital Class, Adviser Class, Market Class, Liquidity Class, Trust Class, Daily Class and Service Class Shares. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed."

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

  Objectives



Each Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.

Nations Cash Reserves: Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Money Market Reserves: Nations Money Market Reserves' investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

Nations Treasury Reserves: Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Government Reserves: Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


Nations Municipal Reserves: Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.


Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.

     How Objectives Are Pursued

Nations Cash Reserves
In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; (v) instruments eligible for acquisition by Nations Government Reserves (see below); and (vi) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

The Fund reserves the right to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash.

Nations Cash Reserves is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Money Market Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; and
(v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal

Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. Government Obligations, repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."


This Fund is rated by a nationally recognized statistical rating organization (an "NRSRO") in the highest rating category for money market mutual funds. To maintain this rating the Fund must invest strictly in Prime-1 rated issues.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Treasury Reserves


In pursuing its investment objective, the Fund will invest in direct obligations issued by the U.S. Treasury, STRIPS, and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, and may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Fund must meet criteria established by Standard & Poor's Corporation ("S&P").(1)


Nations Treasury Reserves is listed on the National Association of Insurance Commissioners' Approved List of Exempt Money Market Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Government Reserves


In pursuing its investment objective, the Fund will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in U.S. Government Obligations and repurchase agreements and reverse repurchase agreements secured by such obligations.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Municipal Reserves


In pursuing its investment objective, the Fund will invest in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). At least 80% of the Fund's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.


The Fund invests in Municipal Securities that are determined to present minimal credit risks and, that at the time of purchase, are considered to be of "high quality" -- E.G., having a long-term rat-


---------------------

(1) "Standard and Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

ing of "A" or higher from Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), S&P, Thomson BankWatch, Inc. ("BankWatch") or Moody's Investors Services, Inc. ("Moody's") in the case of certain bonds which are lacking a short-term rating from the requisite number of NRSROs; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, and BankWatch are each an NRSRO. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B".

The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the SAI.

The Adviser has discretion to invest up to 20% of the Fund's assets in taxable money market instruments (consisting of U.S. Government Obligations and repurchase agreements) and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. However, the Fund generally intends to be fully invested in Federally tax-exempt securities.


The Fund may hold cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participators in, or debt instruments backed by, the securities and other assets owned by such issuers.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."

  General Investment Policies



For a description of the Funds' permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

Each Fund except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the pay-ment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.


Restraints on Investments by Money Market Funds: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally (except for Nations Municipal Reserves), no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of that Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.



The Funds may not:


1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's assets. Securities purchased by Nations Money Market Reserves that are subject to certain unconditional demand features are subject to different diversification requirements as described in the SAI.


2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in U.S. Government Obligations; (b) with respect to Nations Municipal

Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments; and (c) with certain limited exceptions with respect to Nations Money Market Reserves.

3. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and
(c) each Fund except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.

4. Nations Money Market Reserves may not borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.


The foregoing percentages will apply at the time of the purchase of a security.



The investment objective and certain investment policies of each Fund are fundamental policies of each Fund. It is also a fundamental policy of each Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Funds will be able to maintain a constant net asset value of $1.00 per share.


Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

  How Performance Is Shown



From time to time the Funds may advertise the "yield" and "effective yield" of a class of shares and Nations Municipal Reserves may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares of a Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class of shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The "tax-equivalent yield" of each class of shares of Nations Municipal Reserves shows the level of taxable yield which, after payment of Federal income tax in respect of such yield equals the Class's yield. The tax-equivalent yield of a class of shares will always be higher than its yield.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield.

In addition to Investor Class Shares, the Trust offers Capital Class, Adviser Class, Market Class, Liquidity Class, Trust Class, Daily Class, Service Class Shares of the Funds, and Primary A, Primary B, Investor A, Investor B, Investor C and Seafirst Class Shares of its non-money market funds. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

  How The Funds Are Managed



The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.


The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of BankAmerica Corporation, a bank holding company organized as a Delaware corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Funds, if the Adviser believes the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .30% of the average daily net assets of each Fund.


For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of each Fund.

NBAI, TradeStreet and the co-administrators co-administrator of the Funds have voluntarily agreed to waive their fees (and reimburse the Funds for certain expenses) in order to limit the total annualized operating expenses of the Investor Class Shares (exclusive of Rule 12b-1 and Shareholder Servicing fees) of the Funds (as a percentage of average daily net assets) to .20%.

NBAI, TradeStreet and the co-administrators each reserve the right, in their sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid NBAI under the advisory agreement, advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .15%; Nations Treasury Reserves -- .14%; Nations Government Reserves -- .14%; and Nations Municipal Reserves -- .12%.

For the fiscal year ended April 30, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .033%; Nations Treasury Reserves -- .033%; Nations Government Reserves -- .033%; and Nations Municipal Reserves -- .033%.

For the fiscal period from December 1, 1997 to May 15, 1998, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, fees at the rate of .10% of the Nations Money Market Reserves' average daily net assets (formerly called the Emerald Prime Advantage Institutional Fund.)

The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves and Nations Government Reserves.

The Tax-Exempt Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Reserves.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, thereof could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, and NBAI, serve as co-administrators of Nations Funds pursuant to a co-administration agreement. Pursuant to the terms of the co-administration agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds. Pursuant to the terms of the co-administration agreements, NBAI provides various administrative and accounting services to the Funds, including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds. Stephens and NBAI are entitled to receive a combined fee at the annual rate of up to [.10%] of each Fund's average daily net assets.


The Bank of New York ("BNY"), located at 90 Washington Street, New York, New York 10286 serves as sub-administrator for the Funds pursuant to a sub-administration agreement. Pursuant to the terms of the sub-administration agreement, BNY assists NBAI in performing certain administra-tive and accounting services. For providing such services, BNY is entitled to receive a fee from NBAI at the rate of: 1 1/4 basis point per annum of the average net assets of each Fund up to $3 billion; 1 basis point on the next $3 billion; 1/2 of one basis point on the next $4 billion; and 1/4 of one basis point on the excess.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid their administrators combined fees at the indicated rate of the following Funds' average daily net assets: Nations Cash Reserves -- .01%; Nations Treasury Reserves -- .01%; Nations Government Reserves -- .01%; and Nations Municipal Reserves -- .01%.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor Class Shares of the Funds. See "Distribution And Shareholder Servicing Plans."

The Adviser may also pay out of its own assets amounts to Stephens and other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation, including trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.



BNY (the "Custodian") provides custodial services for the assets of the Funds.In return for providing custodial services to the Nations Funds Family, BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of
(i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.



First Data Investor Services Group, Inc. ("First Data") serves as transfer agent (the "Transfer Agent") for each Fund's shares.


PricewaterhouseCoopers LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and NBAI; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or NBAI under their respective agreements with Nations Funds; and any extraordinary expenses. Investor Class Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of NationsInstitutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.

     Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Institutional Reserves: Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Fund is a series of the Trust. Except for differences between classes of a Fund pertaining to distribution and shareholder servicing arrangements, each share of each Fund represents an equal proportionate interest in that Fund. This Prospectus relates to the Investor Class Shares of the following Funds of Nations Institutional Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.

To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


As of             , 1999, NationsBank, Bank of America and their affiliates
possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank, Bank of America and their affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.


The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment

  How To Buy Shares



Investor Class Shares are offered to investors that meet the $25,000 minimum initial investment requirement, to NationsBank and Bank of America, their affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity [and to 401(k)
plans making an initial investment of $      ].

The Funds reserve the right in their discretion, to make Investor Class Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens, the Transfer Agent, or their respective agents. A purchase order must be received by Stephens, the Transfer Agent, or their respective agents by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled.

The purchase price is the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent, or their respective agents. The agents are responsible for transmitting orders for purchases of Investor Class Shares by their customers and delivering required funds on a timely basis. Stephens is also responsible for transmitting orders it receives to Nations Funds.


Telephone Transactions: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

     How To Redeem Shares

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by Stephens, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens, the Transfer Agent or their respective agents. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a taxable capital gain or loss for Federal income tax purposes.

The Trust may redeem an investor's account upon 30 days' written notice if the balance in the investor's account drops below $500 as a result of redemptions. Share balances may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Trust also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Investor Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

  How To Exchange Shares



The exchange feature enables a shareholder of Investor Class Shares of a Fund to acquire Investor Class Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Investor Class Shares for Investor Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.


The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. For Federal income tax purposes, an exchange will be treated in the same manner as a redemption of shares.

The Investor Class of Shares exchanged must have a current value of at least $25,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

Distribution And Shareholder Servicing Plans

The Funds' Distribution Plan (the "Investor Plan"), adopted pursuant to Rule 12b-1 under the 1940 Act, permits each Fund to compensate Stephens for distribution-related expenses incurred in connection with Investor Shares. The Funds, however, may not pay for shareholder services under the Investor Plan. Aggregate payments under the Investor Plan are calculated daily and paid monthly at a rate or rates set from time to time by each Fund, provided that the annual rate may not exceed .10% of the average daily net asset value of the Investor Shares of the Fund.

The fees under the Investor Plan also may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including, but not limited to, expenses of organizing and conducting sales seminars, printing prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising and sales literature and the costs of administering the Investor Plan.

Nations Funds and Stephens may suspend or reduce payments under the Investor Plan at any time, and payments are subject to the continuation of the Investor Plan described above and the terms of the Servicing Agreements and Sales Support Agreements. See the SAI for more details on the Investor Plan.

In addition, the Trustees have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Investor Shares. Pursuant to the Servicing Plan the Funds may pay Servicing Agents that have entered into a Servicing Agreement with Nations Funds for certain shareholder support services that are provided by the Servicing Agents. Payments under the Funds' Servicing Plan may not exceed .25% of the average daily net asset value of each Fund's Investor Shares. The shareholder services provided by Servicing Agents include, but are not limited to (i) aggregating and processing purchase and redemption requests for Investor Shares from Customers and transmitting net purchase and redemption orders to Stephens, the Transfer Agent or their respective agents; (ii) providing Customers with a service that invests the assets of their accounts in Investor Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services. The fees payable to Selling Agents are used primarily to compensate or reimburse Selling Agents for providing sales support assistance in connection with the sale of Investor Shares to Customers, which may include forwarding sales literature and advertising providing by Nations Funds to Customers.



Nations Funds may suspend or reduce payments under the Servicing Plan at any time and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

     How The Funds Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its respective assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


The assets of each Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.

     How Dividends And Distributions Are Made; Tax Information



Dividends and Distributions: The net income of each Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on the day of declaration. Dividends are paid by each Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.


The amount of dividends payable on Trust Class Shares will be more than the dividends payable on Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

Tax Information: Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its net investment income each taxable year. Except as provided below, distributions from a Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net capital gains are designated as capital gain distributions and will be taxable to the Fund's shareholders as long-term capital gains. Noncorporate shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether a Fund's shareholder takes such distributions in cash or has them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by January 31 of the following year will be taxable as if they were paid by December 31.


Interest on U.S. Government Obligations is exempt from state individual income taxes when such obligations are held directly. To the extent distributions of a Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state individual income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state individual income taxation. Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations

Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from a Fund is exempt from income tax in their particular states.

Dividends distributed from Nations Municipal Reserves' net investment income attributable to its tax-exempt securities will not be subject to Federal income tax in the hands of its shareholders. However, such distributions may be subject to the Federal alternative minimum tax, and, to the extent that Nations Municipal Reserves earns taxable income or realizes capital gains, distributions to shareholders from such sources will be subject to Federal income tax. See "Taxes -- Additional Considerations for Nations Municipal Reserves" in the SAI. Distributions of net investment income by Nations Municipal Reserves may be subject to state and local income taxes, even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations, which,if realized directly by shareholders, would be exempt from such income taxes.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.


Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding taxes. See "Taxes -- Backup Withholding" in the SAI.


The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.

  Appendix A  --  Portfolio Securities



The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.


Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Cash Reserves and Nations Money Market Reserves generally limit investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


Nations Cash Reserves and Nations Money Market Reserves may invest up to 100% of their assets in obligations issued by banks. Nations Cash Reserves and Nations Money Market Reserves may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BNY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Municipal Reserves) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Currently, Nations Treasury Reserves has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.

Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Cash Reserves and Nations Money Market Reserves will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

Foreign Securities: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the diffi-culty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers that, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Cash Reserves and Nations Money Market Reserves may be subject to this limitation.


If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality", a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.


A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees. Nations Municipal Reserves may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the unique risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Short-Term Trust Obligations: Nations Cash Reserves and Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle a Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by a Fund must satisfy the quality and maturity requirements generally applicable to the Funds pursuant to Rule 2a-7 under the 1940 Act.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mort-gage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments:
Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued, Delayed Delivery And Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

  Appendix B  --  Description Of Ratings



The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:


       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.


       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.


       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:


       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

       AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

       A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:

       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

       SP-2 -- Satisfactory capacity to pay principal and interest.


The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the high-est rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

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

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

(A redherring appears on the left hand side of the page, rotated 90 degrees.)

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

PRELIMINARY PROSPECTUS SUBJECT
TO COMPLETION DATED NOVEMBER , 1998







Prospectus
Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Service Class Shares of the following diversified money market funds (each, a "Fund" and collectively the "Funds"): NATIONS CASH RESERVES, NATIONS MONEY MARKET RESERVES, NATIONS TREASURY RESERVES, NATIONS GOVERNMENT RESERVES, AND NATIONS MUNICIPAL RESERVES.


The Trust's Service Class Shares are offered to retail investors that meet the [$1,000] minimum investment requirement and to NationsBank, N.A. ("NationsBank"), Bank of America National Trust and Savings Association ("Bank of America"), their affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.


IT IS A FUNDAMENTAL POLICY OF EACH FUND TO USE ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.


AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Service Class Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Trust is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by writing or calling the Trust at the address or telephone number shown below. The SAI for the Trust, dated September 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http:// www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require. For additional information, see "How The Funds Are Managed."


SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK OR BANK OF AMERICA OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Cash Reserves
Nations Money Market Reserves
Nations Treasury Reserves
Nations Government Reserves
Nations Municipal Reserves


Service Class Shares         , 1999

For Fund information call:
1-800-626-2275



Nations Institutional Reserves
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

[LOGO]




MARKET 9/98

                                Table Of Contents

                          Prospectus Summary                                  3
                          -----------------------------------------------------
About The About The Funds

                          Expenses Summary                                    4
                          -----------------------------------------------------

                          Objectives                                          6
                          -----------------------------------------------------

                          How Objectives Are Pursued                          6
                          -----------------------------------------------------

                          General Investment Policies                         9
                          -----------------------------------------------------

                          How Performance Is Shown                           11
                          -----------------------------------------------------

                          How The Funds Are Managed                          11
                          -----------------------------------------------------

                          Organization And History                           14
                          -----------------------------------------------------

                          How To Buy Shares                                  15
                          -----------------------------------------------------

About Your Investment
                          How To Redeem Shares                               16
                          -----------------------------------------------------

                          How To Exchange Shares                             16
                          -----------------------------------------------------

                          Shareholder Servicing And Distribution Plans       17
                          -----------------------------------------------------

                          How The Funds Value Their Shares                   18
                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;
                          Tax Information                                    19
                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 20
                          -----------------------------------------------------

                          Appendix B -- Description Of Ratings               27
                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds


  Prospectus Summary
o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

 o Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Money Market Reserves' investment objective is to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

 o Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet
  Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. For a discussion of these and other factors, see "General Investment Policies --Restraints on Investments by Money Market Funds" and "Appendix A."

o MINIMUM PURCHASE: The minimum initial investment in Service Class Shares is [$1,000].

     Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize operating expenses for the Service Class Shares of the Funds. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


Annual Operating Expenses
(as a percentage of average net assets)


                                                 Nations       Nations     Nations      Nations
                                  Nations     Money Market    Treasury   Government   Municipal
                              Cash Reserves     Reserves      Reserves    Reserves    Reserves
Advisory Fees                 .10%            .10%           .10%        .10%         .10%
Rule 12b-1 Fees               .75%            .75%           .75%        .75%         .75%
Shareholder Servicing Fees    .25%            .25%           .25%        .25%         .25%
Other Expenses                .10%            .10%           .10%        .10%         .10%
Total Operating Expenses     1.20%           1.20%          1.20%       1.20%        1.20%

Examples: You would pay the following expenses on a $1,000 investment in Service Class Shares of the indicated Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.



                                   1 Year   3 Years     5 Years   10 Years
Nations Cash Reserves               $12      $38          $66       $145
Nations Money Market Reserves       $12      $38          $66       $145
Nations Treasury Reserves           $12      $38          $66       $145
Nations Government Reserves         $12      $38          $66       $145
Nations Municipal Reserves          $12      $38          $66       $145

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in Service Class Shares will bear either directly or indirectly. The figures contained in the above tables are based on estimates. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Service Class Shares. The Fund also offers Capital Class, Liquidity Class, Adviser Class, Market Class, Trust Class, Investor Class, and Daily Class Shares, Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed."

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

Absent fee waivers "Advisory Fees", "Other Expenses" and "Total Operating Expenses" for the Service class of the indicated fund would have been as follows; Nations Cash Reserves .15%, .13%, and 1.28% respectively; Nations Money Market Reserves .15%, .18%, and 1.33% respectively; Nations Treasury Reserves .15%, .14%, and 1.29% respectively; Nations Government Reserves
 .15%, .14%, and 1.29% respectively; and Nations Municipal Reserves .15%, .15%, and 1.30% respectively.

     Objectives

Each Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.

Nations Cash Reserves: Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Money Market Reserves: Nations Money Market Reserves' investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

Nations Treasury Reserves: Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Government Reserves: Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


Nations Municipal Reserves: Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.


Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.

  How Objectives Are Pursued



Nations Cash Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligation issued by state and local governments, their agencies and instrumentalities; (v) instruments eligible for acquisition by Nations Government Reserves (see below); and (vi) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

The Fund reserves the right to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash.

Nations Cash Reserves is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in the first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Money Market Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligation issued by state and local governments, their agencies and instrumentalities; and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. Government Obligations, repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."

This Fund is rated by a nationally recognized statistical rating organization (an "NRSRO") in the highest rating category for money market mutual funds. To maintain this rating, the Fund must invest strictly in Prime-1 rated issues.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."

Nations Treasury Reserves
In pursuing its investment objective, the Fund will invest in direct obligations issued by the U.S. Treasury, STRIPS, and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, and may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Fund must meet criteria established by Standard & Poor's Corporation ("S&P")1.

---------------------
1 "Standard and Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

Nations Treasury Reserves is listed on the National Association of Insurance Commissioners' Approved List of Exempt Money Market Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Government Reserves

In pursuing its investment objective, the Fund will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in U.S. Government Obligations and repurchase agreements and reverse repurchase agreements secured by such obligations.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Municipal Reserves

In pursuing its investment objective, the Fund will invest in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). At least 80% of the Fund's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.


The Fund invests in Municipal Securities that are determined to present minimal credit risks and, that at the time of purchase are considered to be of "high quality" -- E.G., having a long-term rating of "A" or higher from Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), S&P, Thomson BankWatch, Inc. ("BankWatch") or Moody's Investors Services, Inc. ("Moody's") in the case of certain bonds which are lacking a short-term rating from the requisite number of NRSROs; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, and BankWatch are each an NRSRO. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."


The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the SAI.


The Adviser has discretion to invest up to 20% of the Fund's assets in taxable money market instruments (consisting of U.S. Government Obligations and repurchase agreements) and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. However, the Fund generally intends to be fully invested in Federally tax-exempt securities.


The Fund may hold cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."

  General Investment Policies



For a description of the Funds' permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

Each Fund except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.


Restraints on Investments by Money Market Funds: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally (except for Nations Municipal Reserves), no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of that Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


The Funds may not:

1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's assets. Securities purchased by Nations Money Market Reserves that are subject to certain unconditional demand features are subject to different diversification requirements as described in the SAI.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in U.S. Government Obligations; (b) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments; and (c) with certain limited exceptions with respect to Nations Money Market Reserves.


3. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and
(c) each Fund except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.


4. Nations Money Market Reserves may not borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.


The foregoing percentages will apply at the time of the purchase of a security.



The investment objective and certain investment policies of each Fund are fundamental policies of each Fund. It is also a fundamental policy of each Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Funds will be able to maintain a constant net asset value of $1.00 per share.


Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

     How Performance Is Shown

From time to time, the Funds may advertise the "yield" and "effective yield" of a class of shares and Nations Municipal Reserves may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares of a Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class of shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The "tax-equivalent yield" of each class of shares of Nations Municipal Reserves shows the level of taxable yield which, after payment of Federal income tax in respect of such yield equals the class's yield. The tax-equivalent yield of a class of shares will always be higher than its yield.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.


Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield.


In addition to Service Class Shares, the Trust offers Liquidity Class, Adviser Class, Capital Class, Market Class, Trust Class, Investor Class, Daily Class Shares of the Funds, and Primary A, Primary B, Investor A, Investor B, Investor C and Seafirst Class Shares of the Trust's Non-Money Market Funds. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

  How The Funds Are Managed



The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.

As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.

The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of BankAmerica Corporation, a bank holding company organized as a Delaware corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Funds, if the Adviser believes the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .30% of the average daily net assets of each Fund. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of each Fund.

NBAI, TradeStreet and the co-administrator of the Funds have voluntarily agreed to waive their fees (and reimburse the Funds for certain expenses) in order to limit the total annualized operating expenses of the Service Class Shares (exclusive of Rule 12b-1 and Shareholder Servicing fees) of the Funds (as a percentage of average daily net assets) to .20%.

NBAI, TradeStreet and the co-administrator each reserve the right, in their sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .15%; Nations Treasury Reserves -- .14%; Nations Government Reserves -- .14%; and Nations Municipal Reserves -- .12%.

For the fiscal year ended April 30, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .033%; Nations Treasury Reserves -- .033%; Nations Government Reserves -- .033%; and Nations Municipal Reserves -- .033%.

For the fiscal period from December 1, 1997 to May 15, 1998, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, fees at the rate of .10% of the Nations Money Market Reserves' average daily net assets (formerly called the Emerald Prime Advantage Institutional Fund.)

The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves and Nations Government Reserves.

The Tax-Exempt Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Reserves.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, and NBAI, serve as co-administrators of Nations Funds pursuant to a co-administration agreement. Pursuant to the terms of the co-administration agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds. Pursuant to the terms of the co-administration agreements, NBAI provides various administrative and accounting services to the Funds, including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds. Stephens and NBAI are entitled to receive a combined fee at the annual rate of up to [.10%] of each Fund's average daily net assets.


The Bank of New York ("BNY"), located at 90 Washington Street, New York, New York 10286 serves as sub-administrator for the Funds pursuant to a sub-administration agreement. Pursuant to the terms of the sub-administration agreements, BNY assists NBAI in performing certain administrative and accounting services. For providing such services, BNY is entitled to receive a fee from NBAI at the rate of: 1 1/4 basis point per annum of the average net assets of each Fund up to $3 billion; 1 basis point on the next $3 billion;
 1/2 of one basis point on the next $4 billion; and 1/4 of one basis point on the excess.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid their administrators combined fees, at the indicated rate of the following Funds' average daily net assets: Nations Cash Reserves -- .01%; Nations Treasury Reserves -- .01%; Nations Government Reserves -- .01%; and Nations Municipal Reserves -- .01%.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Service Class Shares of the Funds. See "Distribution And Shareholder Servicing Plans."

The Adviser may also pay out of its own assets amounts to Stephens and other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens has established a non-cash compensation program, pursuant to which broker/ dealers or financial institutions that sell shares of the Funds may earn additional compensation, including trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

BNY (the "Custodian") provides custodial services for the assets of all the Funds. In return for providing custodial services to the Nations Funds Family, BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

First Data Investor Services Group, Inc. ("First Data") serves as transfer agent (the "Transfer Agent") for each Fund's shares.

PricewaterhouseCoopers LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and NBAI; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or NBAI under their respective agreements with Nations Funds; and any extraordinary expenses. Service Class Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.

  Organization And History



The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Institutional Reserves: Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Fund is a series of the Trust. Except for differences between classes of a Fund pertaining to distribution and shareholder servicing arrangements, each share of each Fund represents an equal proportionate interest in that Fund. This Prospectus relates only to Service Class Shares of the following Funds of Nations Institutional Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.


To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.


Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


As of , 1999, NationsBank, Bank of America, and their affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank, Bank of America and their affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


  How To Buy Shares



Service Class Shares are offered to retail investors and to NationsBank and Bank of America, their affiliates and correspondents, for the investment of their own funds or funds for which they are in a fiduciary, agency or custodial capacity. The minimum initial investment in Service Class Shares is [$1,000].


The Funds reserve the right in their discretion, to make Service Class Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.


Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens, the Transfer Agent or their respective agents (as defined below). A purchase order must be received by Stephens, the Transfer Agent or their respective agents by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled.


The purchase price is the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent or their respective agents. The Agents (as defined below) are responsible for transmitting orders for purchases of Service Class Shares by their Customers (as defined below) and delivering required funds on a timely basis. Stephens is also responsible for transmitting orders it receives to Nations Funds.

Systematic Investment Plan: Under the Funds' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Service Class Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent or Nations Funds.

Telephone Transactions: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholder may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

  How To Redeem Shares



Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by Stephens, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens, the Transfer Agent or their respective agents. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a taxable capital gain or loss for Federal income tax purposes.

The Trust may redeem an investor's account upon 30 days' written notice if the balance in the investor's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Trust also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

Prior to effecting a redemption of Service Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.


Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of a Fund if the value of the Service Class Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Service Class Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.

     How To Exchange Shares

The exchange feature enables a shareholder of Service Class Shares of a Fund to acquire Service Class Shares of another Fund when that shareholder believes that a shift between Portfolios is an appropriate investment decision. An exchange of Service Class Shares for Service Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. For Federal income tax purposes, an exchange will be treated in the same manner as a redemption of shares.


The Service Class Shares exchanged must have a current value of at least [$1,000]. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

     Shareholder Servicing And Distribution Plans



Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan with respect to Service Class Shares of the Funds. Pursuant to the Distribution Plan, Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Fund's Service Class Shares. Payments under the Service Class Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed .75% of the average daily net asset value of each Fund's Service Class Shares.

The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Service Class Shares,
(ii) to pay for promotional activities intended to result in the sale of Service Class Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Service Class Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Service Class Shares.

Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.

Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.

The Trustees also have approved a shareholder servicing plan (the "Servicing Plan") for each Fund which permits the Fund to compensate Servicing Agents for services provided to their Customers that own Service Class Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by each Fund, provided that the annual rate may not exceed .25% of the average daily net asset value of the Fund's Service Class Shares.

The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Service Class Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Service Class Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Service Class Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.

Nations Funds may suspend or reduce payments under the Investor C Servicing Plan at any time, and payments are subject to the continuation of the Investor C Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

Nations Funds understands that Agents may charge fees to their Customers who are the owners of Service Class Shares for various seervices provided in connection with a customer's accounttomer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of a Fund during a specified period of time. Stephens may also, from time to time, pay additional consideration to dealers not to exceed .75% of the offering price per share on all sales of Service Class Shares as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan Any such additional consideration or incentive program may be terminated at any time by Stephens.


Stephens has also established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

     How The Funds Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its respective assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


The assets of each Portfolio are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Portfolios at $1.00, there can be no assurance that their net asset value per share will not vary.

     How Dividends And Distributions Are Made; Tax Information



Dividends and Distributions: The net income of each Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on the day of declaration. Dividends are paid by each Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.


The amount of dividends payable on Service Class Shares will be more than the dividends payable on Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

Tax Information: Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its net investment income each taxable year. Except as provided below, distributions from a Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net capital gains are designated as capital gain distributions and will be taxable to the Fund's shareholders as long-term capital gains. Noncorporate shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether a Fund's shareholder takes such distributions in cash or has them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by January 31 of the following year will be taxable as if they were paid by December 31.


Interest on U.S. Government Obligations is exempt from state individual income taxes when such obligations are held directly. To the extent distributions of a Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state individual income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state individual income taxation. Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations

Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from a Fund is exempt from income tax in their particular states.

Dividends distributed from Nations Municipal Reserves' net investment income attributable to its tax-exempt securities will not be subject to Federal income tax in the hands of its shareholders. However, such distributions may be subject to the Federal alternative minimum tax, and, to the extent that Nations Municipal Reserves earns taxable income or realizes capital gains, distributions to shareholders from such sources will be subject to Federal income tax. See "Taxes -- Additional Considerations for Nations Municipal Reserves" in the SAI. Distributions of net investment income by Nations Municipal Reserves may be subject to state and local income taxes, even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations, which, if realized directly by shareholders, would be exempt from such income taxes.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.


Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding taxes. See "Taxes -- Backup Withholding" in the SAI.


The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.

  Appendix A  --  Portfolio Securities



The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.


Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Cash Reserves and Nations Money Market Reserves generally limit investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


Nations Cash Reserves and Nations Money Market Reserves may invest up to 100% of their assets in obligations issued by banks. Nations Cash Reserves and Nations Money Market Reserves may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BNY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/ dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Municipal Reserves) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Currently, Nations Treasury Reserves has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.

Commercial Instruments: Commercial instru- ments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Cash Reserves and Nations Money Market Reserves will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

Foreign Securities: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the diffi-culty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers that, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Cash Reserves and Nations Money Market Reserves may be subject to this limitation.


If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Portfolio holding such securities may increase during such period.

Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/ dealers with respect to Municipal Securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.


A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees. Nations Municipal Reserves may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the unique risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Short-Term Trust Obligations: Nations Cash Reserves and Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle a Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by a Fund must satisfy the quality and maturity requirements generally applicable to the Funds pursuant to Rule 2a-7 under the 1940 Act.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mort-gage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments:
Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued, Delayed Delivery And Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

  Appendix B  --  Description Of Ratings



The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be con-sidered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:
       AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

       A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:

       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

       SP-2 -- Satisfactory capacity to pay principal and interest.


The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.


BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.


BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

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


[A redherring appears here with the following information:]

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

PRELIMINARY PROSPECTUS SUBJECT
TO COMPLETION DATED NOVEMBER , 1998







Prospectus
Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Trust Class Shares of the following diversified money market funds (each, a "Fund" and collectively the "Funds"): NATIONS CASH RESERVES, NATIONS MONEY MARKET RESERVES, NATIONS TREASURY RESERVES, NATIONS GOVERNMENT RESERVES AND NATIONS MUNICIPAL RESERVES.

The Trust's Trust Class Shares are offered to NationsBank, N.A. ("NationsBank") and Bank of America National Trust and Saving Association ("Bank of America"), their affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF EACH FUND TO USE ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Trust Class Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Trust is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by writing or calling the Trust at the address or telephone number shown below. The SAI for
the Trust, dated             , 1999 is incorporated by reference in its entirety
into this Prospectus. The SEC maintains a Web site (http:// www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require. For additional information, see "How The Funds Are Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK OR BANK OF AMERICA OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Cash Reserves
Nations Money Market Reserves
Nations Treasury Reserves
Nations Government Reserves
Nations Municipal Reserves


Trust Class Shares
       , 1999

For Fund information call:
1-800-626-2275



Nations Institutional Reserves
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

[LOGO]




Trust 9/98

                          Table Of Contents

                          Prospectus Summary                                  3
                          -----------------------------------------------------

About The Funds
                          Expenses Summary                                    4
                          -----------------------------------------------------

                          Objectives                                          5
                          -----------------------------------------------------

                          How Objectives Are Pursued                          5
                          -----------------------------------------------------

                          General Investment Policies                         8
                          -----------------------------------------------------

                          How Performance Is Shown                           10
                          -----------------------------------------------------

                          How The Funds Are Managed                          10
                          -----------------------------------------------------

                          Organization And History                           13
                          -----------------------------------------------------

About Your Investment     How To Buy Shares                                  14
                          -----------------------------------------------------

                          How To Redeem Shares                               15
                          -----------------------------------------------------

                          How To Exchange Shares                             15
                          -----------------------------------------------------

                          Shareholder Servicing Arrangements                 16
                          -----------------------------------------------------

                          How The Funds Value Their Shares                   17
                          -----------------------------------------------------

                    How Dividends And Distributions Are Made;
                               Tax Information 17
                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 18
                          -----------------------------------------------------

                          Appendix B -- Description Of Ratings               26
                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds


  Prospectus Summary
o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

 o Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Money Market Reserves' investment objective is to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

 o Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. For a discussion of these and other factors, see "General Investment Policies --Restraints on Investments by Money Market Funds" and "Appendix A."

o MINIMUM PURCHASE: The minimum initial investment in Trust Class Shares is $250,000.

     Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize operating expenses for Trust Class Shares of the Funds. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


Annual Operating Expenses
(as a percentage of average net assets)


                                     Nations
                                Nations     Money      Nations     Nations      Nations
                                 Cash      Market     Treasury   Government   Municipal
                               Reserves   Reserves    Reserves    Reserves    Reserves
Advisory Fees                .10%        .10%       .10%        .10%         .10%
Shareholder Servicing Fees   .10%        .10%       .10%        .10%         .10%
Other Expenses               .10%        .10%       .10%        .10%         .10%
Total Operating Expenses     .30%        .30%       .30%        .30%         .30%

Examples: An investor would pay the following expenses on a $1,000 investment in Trust Class Shares of the indicated Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.



                                   1 Year   3 Years     5 Years   10 Years
Nations Cash Reserves               $3        $10         $17       $38
Nations Money Market Reserves       $3        $10         $17       $38
Nations Treasury Reserves           $3        $10         $17       $38
Nations Government Reserves         $3        $10         $17       $38
Nations Municipal Reserves          $3        $10         $17       $38

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in Trust Class Shares will bear either directly or indirectly. The figures contained in the above tables are based on estimates. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Trust Class Shares. The Funds also offer Capital Class, Liquidity Class, Market Class, Adviser Class, Daily Class, Investor Class, and Service Class Shares. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed."

Absent fee waivers "Advisory Fees", "Other Expenses" and "Total Operating Expenses" for the Trust class of the indicated Fund would have been as follows:
Nations Cash Reserves .15%, .13% and .38% respectively, Nations Money Market Reserves .15%, .18% and .41% respectively, Nations Treasury Reserves .15%,
 .14% and .39% respectively, Nations Government Reserves .15%, .14% and .39% respectively and Nations Municipal Reserves .15%, .15%, and .40% respectively.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

     Objectives

Each Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.

Nations Cash Reserves: Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Money Market Reserves: Nations Money Market Reserves' investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

Nations Treasury Reserves: Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Government Reserves: Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


Nations Municipal Reserves: Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.


Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.

  How Objectives Are Pursued



Nations Cash Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; (v) instruments eligible for acquisition by Nations Government Reserves (see below); and (vi) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

The Fund reserves the right to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash.

Nations Cash Reserves is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Money Market Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; and
(v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. Government Obligations, repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."


This Fund is rated by a nationally recognized statistical rating organization (an "NRSRO") in the highest rating category for money market mutual funds. To maintain this rating the Fund must invest strictly in Prime-1 rated issues.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Treasury Reserves


In pursuing its investment objective, the Fund will invest in direct obligations issued by the U.S. Treasury, STRIPS, and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, and may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Fund must meet criteria established by Standard & Poor's Corporation ("S&P")1.

Nations Treasury Reserves is listed on the National Association of Insurance Commissioners' Approved List of Exempt Money Market Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Government Reserves

In pursuing its investment objective, the Fund will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in U.S. Government Obligations and repurchase agreements and reverse repurchase agreements secured by such obligations.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Municipal Reserves

In pursuing its investment objective, the Fund will invest in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). At least 80% of the Fund's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.


The Fund invests in Municipal Securities that are determined to present minimal credit risks and, that at the time of purchase, are considered to be of "high quality" -- E.G., having a long-term rating of "A" or higher from Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), S&P, Thomson BankWatch, Inc. ("BankWatch") or Moody's Investors Services, Inc. ("Moody's") in the case of certain bonds which are lacking a short-term rating from the requisite number of NRSROs; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, and BankWatch are each an NRSRO. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."

The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the SAI. The Adviser has discretion to invest up to 20% of the Fund's assets in taxable money market instruments (consisting of U.S. Government Obligations and repurchase agreements) and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. However, the Fund generally intends to be fully invested in Federally tax-exempt securities.

The Fund may hold cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain

---------------------
1 "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."

  General Investment Policies



For a description of the Funds' permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

Each Fund except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.


Restraints on Investments by Money Market Funds: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally (except for Nations Municipal Reserves), no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


The Funds may not:

1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's assets. Securities purchased by Nations Money Market Reserves that are subject to certain unconditional demand features are subject to different diversification requirements as described in the SAI.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in U.S. Government Obligations; (b) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments; and (c) with certain limited exceptions with respect to Nations Money Market Reserves.


3. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and
(c) each Fund except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.


4. Nations Money Market Reserves may not borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.


The foregoing percentages will apply at the time of the purchase of a security.



The investment objective and certain investment policies of each Fund are fundamental policies of each Fund. It is also a fundamental policy of each Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Funds will be able to maintain a constant net asset value of $1.00 per share.


Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

     How Performance Is Shown

From time to time the Funds may advertise the "yield" and "effective yield" of a class of shares and Nations Municipal Reserves may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares of a Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The "tax-equivalent yield" of each class of shares of Nations Municipal Reserves shows the level of taxable yield which, after payment of Federal income tax in respect of such yield, equals the class's yield. The tax-equivalent yield of a class of shares will always be higher than its yield.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.


Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield.


In addition to Trust Class Shares, the Trust offers Liquidity Class, Capital Class, Market Class, Adviser Class, Daily Class, Investor Class, Primary A, Primary B, Investor A, Investor B, and Service Class Shares of the Funds, and Investor C and Seafirst Class Shares of the Trust's non-money market funds. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

  How The Funds Are Managed



The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.

As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.


The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9,

1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of BankAmerica Corporation, a bank holding company organized as a Delaware corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Funds, if the Adviser believes the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .30% of the average daily net assets of each Fund.

For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of each Fund.

NBAI, TradeStreet and the co-administrators of the Funds have voluntarily agreed to waive their fees (and reimburse the Funds for certain expenses) in order to limit the total annualized operating expenses of the Trust Class Shares (exclusive of Shareholder Servicing Rule 12b-1 fees) of the Funds (as a percentage of average daily net assets) to .20%.

NBAI, TradeStreet, and the co-administrators each reserve the right, in their sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid NBAI under the advisory agreement, advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .15%; Nations Treasury Reserves -- .14%; Nations Government Reserves -- .14%; and Nations Municipal Reserves -- .12%.

For the fiscal year ended April 30, 1998, after waivers, NBAI paid TradeStreet under the sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .033%; Nations Treasury Reserves -- .033%; Nations Government Reserves -- .033%; and Nations Municipal Reserves -- .033%.

For the fiscal period from December 1, 1997 to May 15, 1998, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, fees at the rate of .10% of the Nations Money Market Reserves' average daily net assets (formerly called the Emerald Prime Advantage Institutional Fund.)

The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves and Nations Government Reserves.

The Tax-Exempt Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Reserves.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-

Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, and NBAI, serve as co-administrators of Nations Funds pursuant to co-administration agreements. Pursuant to the terms of the co-administration agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds. Pursuant to the terms of the co-administration agreements, NBAI provides various administrative and accounting services to the Funds, including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds. Stephens and NBAI are entitled to receive a combined fee at the annual rate of up to [.10%] of each Fund's average daily net assets.


The Bank of New York ("BNY"), located at 90 Washington Street, New York, New York 10286 serves as sub-administrator for the Funds pursuant to a sub-administration agreement. Pursuant to the terms of the sub-administration agreement, BNY assists NBAI in performing certain administrative and accounting services. For providing such services, BNY is entitled to receive a fee from NBAI at the rate of: 1 1/4 basis point per annum of the average net assets of each Fund up to $3 billion; 1 basis point on the next $3 billion; 1/2 of one basis point on the next $4 billion; and 1/4 of one basis point on the excess.


For the fiscal year ended April 30, 1998, after waivers, the Funds paid their administrators combined fees, at the indicated rate of the following Funds' average daily net assets: Nations Cash Reserves -- .01%; Nations Treasury Reserves -- .01%; Nations Government Reserves -- .01%; and Nations Municipal Reserves -- .01%.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. No compensation is paid to Stephens for distribution services for the Trust Class Shares.


The Adviser may also pay out of its own assets amounts to Stephens and other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/ dealers or financial institutions that sell shares of the Funds may earn additional compensation, including trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


BNY (the "Custodian") provides custodial services for the assets of the Funds. In return for providing custodial services to the Nations Funds Family, the BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess including all Nations Funds' money market funds.

First Data Investor Services Group, Inc. ("First Data") serves as transfer agent (the "Transfer Agent") for the Funds' Adviser Class Shares.

PricewaterhouseCoopers LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and NBAI; taxes; interest; fees (including fees paid to Nations Funds' Trustees and directors); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or NBAI under their respective agreements with Nations Funds; and any extraordinary expenses. Trust Class Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.

  Organization And History



The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Institutional Reserves: Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Fund is a series of the Trust. Except for differences between classes of a Fund pertaining to distribution and shareholder servicing arrangements, each share of each Fund represents an equal proportionate interest in that Fund. This Prospectus relates only to the Trust Class Shares of the following Funds of Nations Institutional Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.

To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.


Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


As of              , 1999, NationsBank, Bank of America and their affiliates
possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


  How To Buy Shares



Trust Class Shares are offered to NationsBank and Bank of America, their affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Trust Class Shares is $250,000.

The Funds reserve the right in their discretion, to make Trust Class Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens, the Transfer Agent or their respective agents. A purchase order must be received by Stephens, the Transfer Agent or their respective agents by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled.

The purchase price is the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent or their respective agents. The agents are responsible for transmitting orders for purchases of Trust Class Shares by their customers and delivering required funds on a timely basis. Stephens is also responsible for transmitting orders it receives to Nations Funds.


Telephone Transactions: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

     How To Redeem Shares

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by Stephens, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens, the Transfer Agent or their respective agents. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a taxable capital gain or loss for Federal income tax purposes.

The Trust may redeem an investor's account upon 30 days' written notice if the balance in the investors' account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Trust also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Trust Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

  How To Exchange Shares



The exchange feature enables a shareholder of Trust Class Shares of a Fund to acquire Trust Class Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Trust Class Shares for Trust Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. For Federal income tax purposes, an exchange will be treated in the same manner as a redemption of shares.


The Trust Class Shares exchanged must have a current value of at least $250,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

  Shareholder Servicing Arrangements



The Funds have adopted a Shareholder Servicing Plan (the "Servicing Plan"), [pursuant to Rule 12b-1 under the 1940 Act,] which permits each Fund to compensate (i) NBAI for providing general shareholder liaison and other services to Institutions and their Customers who from time to time beneficially own Trust Class Shares and (ii) Institutions directly for providing such services to their Customers. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed .10% of the average daily net asset value of the Trust Class Shares beneficially owned by Customers with whom the Institutions have a servicing relationship. Holders of Trust Class Shares will bear all fees paid to NBAI and Institutions under the Servicing Plan.

The fees payable to NBAI or Institutions under the Servicing Plan are used primarily to compensate or reimburse them for shareholder services provided and related expenses incurred. Such shareholder services supplement the services provided by Stephens, NBAI (in its capacity as investment adviser and co-administrator), BNY and the Transfer Agent to shareholders of record. The shareholder services provided by NBAI and/or Institutions may include: (i) responding to inquiries by Customers concerning their investment in Trust Class Shares; (ii) preparing educational and/or training materials concerning the Funds for use by Institutions and/or their Customers; (iii) providing other general shareholder liaison services; and (iv) providing such other similar services as may be reasonably requested.

Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreement, as the case may be, between NBAI and Nations Funds. See the SAI for more details on the Servicing Plan.


Nations Funds understands that Institutions may charge fees to their Customers who are the owners of Trust Class Shares in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by an Institution under its Servicing Agreement with Nations Funds. The Servicing Agreement requires an Institution to disclose to its Customers any compensation payable to the Institution by Nations Funds and any other compensation payable by the Customers in connection with the investment of their assets in Shares. Customers of Institutions should read this Prospectus in light of the terms governing their accounts with their Institutions.


The Adviser may also put out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

Conflict of interest restrictions may apply to the receipt by Institutions of compensation from Nations Funds in connection with the investment of fiduciary assets in Trust Class Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Trust Class Shares.

  How The Funds Value Their Shares



The net asset value of a share of each class is calculated by dividing the total value of its respective assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


The assets of each Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.

     How Dividends And Distributions Are Made; Tax Information



Dividends and Distributions: The net income of each Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on the day of declaration. Dividends are paid by each Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.


The amount of dividends payable on Trust Class Shares will be more than the dividends payable on Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

Tax Information: Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its net investment income each taxable year. Except as provided below, distributions from a Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net capital gains are designated as capital gain distributions and will be taxable to the Fund's shareholders as long-term capital gains. Noncorporate shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether a Fund's shareholder takes such distributions in cash or has them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by January 31, of the following year will be taxable as if they were paid by December 31.

Interest on U.S. Government Obligations is exempt from state individual income taxes when such obligations are held directly. To the extent distributions of a Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state individual income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state individual income taxation. Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from a Fund is exempt from income tax in their particular states.

Dividends distributed from Nations Municipal Reserves' net investment income attributable to its tax-exempt securities will not be subject to Federal income tax in the hands of its shareholders. However, such distributions may be subject to the Federal alternative minimum tax, and, to the extent that Nations Municipal Reserves earns taxable income or realizes capital gains, distributions to shareholders from such sources will be subject to Federal income tax. See "Taxes -- Additional Considerations for Nations Municipal Reserves" in the SAI. Distributions of net investment income by Nations Municipal Reserves may be subject to state and local income taxes, even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations, which, if realized directly by shareholders, would be exempt from such income taxes.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may be subject to backup withholding taxes. See "Taxes -- Backup Withholding" in the SAI.

The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.

  Appendix A  --  Portfolio Securities



The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), par-allel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.


Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Cash Reserves and Nations Money Market Reserves generally limit investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


Nations Cash Reserves and Nations Money Market Reserves may invest up to 100% of their assets in obligations issued by banks. Nations Cash Reserves and Nations Money Market Reserves may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BNY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Municipal Reserves) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Currently, Nations Treasury Reserves has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.

Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Cash Reserves and Nations Money Market Reserves will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

Foreign Securities: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers that, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Cash Reserves and Nations Money Market Reserves may be subject to this limitation.


If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive inter-est, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.


A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees. Nations Municipal Reserves may invest more than 40% of its portfolio in securities with put or demand fea-tures guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Funds's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the unique risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Short-Term Trust Obligations: Nations Cash Reserves and Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle a Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by a Fund must satisfy the quality and maturity requirements generally applicable to the Funds pursuant to Rule 2a-7 under the 1940 Act.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued, Delayed Delivery And Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

     Appendix B  --  Description Of Ratings


The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

       AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

       A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

       SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to varia-tion. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.


       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


28
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                         NATIONS INSTITUTIONAL RESERVES
                          FILE NOS. 33-33144; 811-6030

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits:

      (a)   Financial Statements

      Included in Part A:

            Per Share Income and Capital Changes

      Included in Part B:

            Audited Financial Statements, including:

               Portfolio of Investments for April 30, 1998 Statements of Assets and Liabilities for April 30, 1998 Statements of Operations for the year ended April 30, 1998 Statements of Changes in Net Assets for the years ended April 30, 1998 and April 30, 1997 Financial Highlights Notes to Financial Statements Report of Independent Accountants, dated June 18, 1998

               Audited financial statements for Emerald Prime Advantage Institutional Fund:

               Schedule of Portfolio Investments for May 15, 1998
               Statement of Assets and Liabilities for May 15, 1998 Statement of Operations for the period ended May 15, 1998 Statements of Changes in Net Assets
               Notes to Financial Statements
               Independent Auditors' Report, dated July 1, 1998

      Included in Part C:

            Consent of Independent Accountants


      (b)   Additional Exhibits

            (1)(a) Declaration of Trust, dated January 22, 1990, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (1)(b) Classification of shares, dated February 5, 1998, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (2) By-Laws, dated January 22, 1990, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (3)    Not Applicable

            (4)    Not Applicable

            (5)(a) Investment Advisory Agreement with Nationsbanc Advisors, Inc.
                   incorporated by reference to Post-Effective Amendment No. 17

            (5)(b) Sub-Advisory Agreement with TradeStreet Investment
                   Associates, Inc. is incorporated by Reference to Post-Effective Amendment No. 17

            (6) Distribution Agreement with Stephens, Inc., dated May 1, 1994, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (7)    Not Applicable

            (8) Mutual Fund Custody and Sub-Custody Agreement with NationsBank of Texas, N.A. as Custodian and The Bank of New York as Sub-Custodian is incorporated by Reference to Post-Effective Amendment No. 20

            (9)(a) Administration Agreement with Stephens Inc., dated May 1,
                   1994, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (9)(b) Co-Administration Agreement with The Boston Company Advisors,
                   Inc., dated May 1, 1994, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (9)(c) Transfer Agency Agreement with First Data, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (10)   Opinion and Consent of Counsel is filed herewith.

            (11) Consent of Independent Accountants - PricewaterhouseCoopers LLP, filed herewith.

            (12)   Not Applicable

            (13)   Not Applicable

            (14)   Not Applicable

            (15)(a) Distribution Plan for Liquidity Class Shares, is
                    incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (15)(b) Shareholder Servicing Plan for Adviser Class Shares, is
                    incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (15)(c) Form of Shareholder Servicing Agreement for Adviser Class
                    Shares, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (15)(d) Shareholder Servicing Plan for Market Class Shares, is
                    incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (15)(e) Form of Shareholder Servicing Agreement for Market Class
                    Shares, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (15)(f) Distribution Plan for Market Class Shares, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (15)(g) Form of Brokerage Agreement Incorporated, dated November 18,
                    1994, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (15)(h) Shareholder Servicing Plan for Liquidity Class Shares, is
                    incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

            (16) Performance Quotation Computation is incorporated by reference to Post-Effective Amendment No. 6.

            (17)    Not Applicable

            (18) Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated April 12, 1995, is incorporated by reference to Post-Effective Amendment No. 22 filed on August 27, 1998.

Item 25.    Persons Controlled by or under Common Control with Registrant

            Registrant is controlled by its Board of Trustees.

Item 27.    Indemnification

      Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Indemnification of Registrant's administrators, principal underwriter, custodian and transfer agent is provided for, respectively, in the:

      1.    Administration Agreement with Stephens Inc.;

      2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

      3.    Distribution Agreement with Stephens Inc.;

      4.    Custody Agreement with The Bank of New York; and

      5.    Transfer Agency Agreement with First Data Investor Services Group,
            Inc.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.



Item 28.    Business and Other Connections of Investment Adviser:

      (a) To the knowledge of Registrant, none of the directors or officers of NationsBanc Advisors, Inc. ("NBAI"), the adviser to the Registrant's portfolios, or TradeStreet Investment Associates, Inc. ("TradeStreet") the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

      (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

      (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

Item 29.   Principal Underwriters:

         (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund Trust, Nations Annuity Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc. closed-end management investment companies.

    (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

    (c) Not applicable.


Item 30.      Location of Accounts and Records:

         (1) NationsBanc Advisors, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

         (2) TradeStreet Investment Associates, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Sub-Investment Adviser).

         (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Distributor).

         (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator).

         (5) First Data Investor Services Group, Inc., One Exchange Place, 53 State Street, Boston, Massachusetts 02109 (records relating to its functions as Co-Administrator).

         (6) First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Transfer Agent).

         (8) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as Custodian).


Item 31.      Management Services

              None

Item 32.      Undertakings

    (a) To call a meeting of Shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provision of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    (b) To furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

NOTICE

         A copy of the Agreement and Declaration of Trust for The Capitol Mutual Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 23rd day of November, 1998.

                                    NATIONS INSTITUTIONAL RESERVES


                                    By:                  *
                                        ----------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Trustees

                                    By:  /s/ Richard H. Blank, Jr.
                                        ----------------------------------
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

           SIGNATURES                      TITLE                      DATE
           ----------                      -----                      ----
                *                 President and Chairman       November 23, 1998
----------------------------     of the Board of Trustees
(A. Max Walker)                (Principal Executive Officer)


                *                        Treasurer             November 23, 1998
----------------------------          Vice President
(Richard H. Rose)               (Principal Financial and
                                   Accounting Officer)


                *                       Trustee                November 23, 1998
----------------------------
(Edmund L. Benson, III)

                *                       Trustee                November 23, 1998
----------------------------
(James Ermer)

                *                       Trustee                November 23, 1998
----------------------------
(William H. Grigg)

                *                       Trustee                November 23, 1998
----------------------------
(Thomas F. Keller)

           *                            Trustee                November 23, 1998
----------------------------
(Carl E. Mundy, Jr.)

                *                       Trustee                November 23, 1998
----------------------------
(Charles B. Walker)

                *                       Trustee                November 23, 1998
----------------------------
(Thomas S. Word)

                *                       Trustee                November 23, 1998
----------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
----------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
Number            Description
------            -----------

EX-99.B10      Opinion and Consent of Counsel

EX-99.B11      Consent of Independent Accountants